SA Funds - Investment Trust
3055 Olin Avenue, Suite 2000
San Jose, California 95128

November 2, 2005

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:    SA Funds - Investment Trust (the "Registrant")
             File Nos. 333-70423; 811-09195

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Registrant do not differ from that contained in Post-Effective Amendment No. 15 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2005.

Please call me at 408-260-3127 if you have any questions with respect to this certification.

Sincerely,

/s/ Steven K. McGinnis
----------------------
Steven K. McGinnis
Chief Compliance Officer
SA Funds - Investment Trust

cc:   R. Darrell Mounts, Esq.
      Tom Reyes, Esq.